Consolidated Statements of Comprehensive Income/ (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net income / (loss)	$ 565,999	$ 680,530	$ 9,660
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	24,073	8,575	(4,841)
Less:
Reclassification adjustments of interest rate swap gain/(loss) (Note 18)	(10,044)	2,351	848
Other comprehensive income / (loss)	14,029	10,926	(3,993)
Total comprehensive income / (loss)	$ 580,028	$ 691,456	$ 5,667